Fair Value Measurements	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements

NOTE 6 — FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820, Fair Value Measurement, for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2020 and 2019 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		December 31,	December 31,
Description	Level	2020	2019
Assets:
Marketable securities held in Trust Account	1	$232,196,027	$231,214,831
Liabilities:
Public warrant liability	1	$43,470,000	$10,350,000
Private placement warrant liability	2	$24,644,000	$5,612,000

Initial Measurement

The Company established the initial fair value for the Public Warrants in September 2019 using a Monte Carlo simulation model. The Company established the initial fair value for the Private Warrants in September 2019 using a Black-Scholes-Merton model. The key inputs into the Monte Carlo simulation model for the Public Warrants and Black-Scholes-Merton model for the Private Warrants were as follows at initial measurement:

September 2019 (Initial Measurement)
Exercise price	$11.50
Fair value of Units	$10.04
Contractual term (years)	6
Volatility (annual)	11.00%
Risk-free rate	1.62%

The Company’s use of a Monte Carlo simulation model and Black-Scholes-Merton model required the use of subjective assumptions:

●	The risk-free interest rate assumption was based on the five-year U.S. Treasury rate, which was commensurate with the contractual term of the Warrants, which expire on the earlier of (i) five years after the completion of the initial business combination and (ii) upon redemption or liquidation. An increase in the risk-free interest rate, in isolation, would result in an increase in the fair value measurement of the warrant liabilities and vice versa.

●	The expected term was determined to be one year, as the Warrants become exercisable on the later of (i) 30 days after the completion of a business combination and (ii) 12 months from the Initial Public Offering date. An increase in the expected term, in isolation, would result in an increase in the fair value measurement of the warrant liabilities and vice versa.

●	The expected volatility assumption was based on the implied volatility from a set of comparable publicly-traded warrants as determined based on the size and proximity of other similar business combinations. An increase in the expected volatility, in isolation, would result in an increase in the fair value measurement of the warrant liabilities and vice versa.

●	The fair value of the Units, which each consist of one Class A ordinary share and one-half of one Public Warrant, represents the closing price on the measurement date.

Subsequent Measurement

The Warrants are measured at fair value on a recurring basis. The subsequent measurement of the Public Warrants as of December 31, 2020 and 2019 is classified as Level 1 due to the use of an observable market quote in an active market under the ticker ASTSW. As the transfer of Private Warrants to anyone outside of a small group of individuals who are permitted transferees would result in the Private Placement Warrants having substantially the same terms as the Public Warrants, the Company determined that the volatility of each Private Warrant is equivalent to that of each Public Warrant. As such, the Private Warrants are classified as Level 2.

The following table presents the changes in the fair value of warrant liabilities:

	Public warrant liability	Private placement warrant liability	Warrant liabilities
Balance at May 28, 2019 (inception)	$-	$-	$-
Initial measurement	8,395,000	4,514,000	12,909,000
Changes in fair value	1,955,000	1,098,000	3,053,000
Balance at December 31, 2019	10,350,000	5,612,000	15,962,000
Changes in fair value	33,120,000	19,032,000	52,152,000
Balance at December 31, 2020	43,470,000	24,644,000	68,114,000

Due to the use of quoted prices in an active market (Level 1) and the use of observable inputs for similar assets or liabilities (Level 2) to measure the fair values of the Public Warrants and Private Warrants, respectively, subsequent to initial measurement, the Company had transfers out of Level 3 totaling $13,085,000 during the period from September 2019, through December 31, 2019.